Consolidated Statements of Income (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Interest Income:
Loans	$ 17,907,415	$ 19,416,904	$ 21,583,028
Mortgage-Backed Securities	4,882,993	6,036,955	5,267,280
Investment Securities	1,994,411	4,017,705	3,588,794
Other	6,405	10,600	8,265
Total Interest Income	24,791,224	29,482,164	30,447,367
Interest Expense:
NOW And Money Market Accounts	832,856	568,397	813,278
Statement Savings Accounts	32,720	26,600	33,897
Certificate Accounts	2,838,292	1,990,003	2,566,220
FHLB Advances And Other Borrowed Money	3,306,898	2,640,197	3,529,553
Senior Convertible Debentures	365,040	486,720	486,720
Junior Subordinated Debentures	84,010	101,139	103,268
Total Interest Expense	7,459,816	5,813,056	7,532,936
Net Interest Income	17,331,408	23,669,108	22,914,431
Provision For Loan Losses	(1,975,000)	(450,000)	(2,645,381)
Net Interest Income After Provision For Loan Losses	15,356,408	23,219,108	20,269,050
Non-Interest Income:
Gain On Sale Of Investment Securities	945,476	436,871	1,325,823
Gain On Sale Of Loans	498,879	620,994	779,554
Service Fees On Deposit Accounts	880,209	1,176,849	1,152,875
Commissions From Insurance Agency	346,015	424,969	453,446
Trust Income	380,000	542,000	520,000
Bank Owned Life Insurance Income	315,000	554,364	339,000
Check Card Fee Income	615,815	901,998	853,027
Revenue from Grants	0	851,999	929,346
Other	383,460	652,739	542,733
Total Non-Interest Income	4,364,854	6,162,783	6,895,804
General And Administrative Expenses:
Compensation And Employee Benefits	7,978,054	11,308,610	10,964,366
Occupancy	1,498,858	1,995,283	1,970,403
Advertising	303,754	484,056	355,678
Depreciation And Maintenance Of Equipment	1,271,609	1,665,454	1,598,067
FDIC Insurance Premiums	514,065	691,937	746,389
Amortization Of Intangibles	37,503	11,970	50,004
Net Cost Of Operation Of Other Real Estate Owned	2,745,667	541,840	1,582,168
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	0	178,067	589,023
Other	2,713,044	4,390,766	4,177,210
Total General And Administrative Expenses	17,062,554	21,267,983	22,033,308
Income Before Income Taxes	2,658,708	8,113,908	5,131,546
Provision For Income Taxes	703,759	2,303,168	1,340,384
Net Income	1,954,949	5,810,740	3,791,162
Preferred Stock Dividends	330,000	440,000	440,000
Net Income Available To Common Shareholders	$ 1,624,949	$ 5,370,740	$ 3,351,162
Net Income Per Common Share (Basic)	$ 0.55	$ 1.82	$ 1.14
Net Income Per Common Share (Diluted)	$ 0.55	$ 1.75	$ 1.12
Cash Dividend Per Share On Common Stock	$ 0.24	$ 0.32	$ 0.32
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,944,001
Weighted Average Shares Outstanding (Diluted)	2,944,001	3,248,201	3,248,201